Trade and Other Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Payables and Accruals [Abstract]
Trade payables	¥ 232,105	¥ 211,627
Other payables	111,733	107,189
Total	¥ 343,838	¥ 318,816